UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period:  October 31, 2023

Item 1. Reports to Stockholders.

(a)

AdaptivTM Select ETF

Ticker Symbol:  ADPV

Annual Report
October 31, 2023

AdaptivTM Select ETF

Annual Shareholder Letter
November 3, 2022 – October 31, 2023

ADPV Period Performance: -10.24%
S&P 500 Index Period Performance: 14.63%

AdaptivTM Select ETF (ticker: “ADPV” or the “Fund”) launched on November 3, 2022. The ADPV Strategy (“strategy”) uses a market regime filter to identify the long-term trend of the broad stock market. When ADPV launched, the strategy was in a risk-off and capital protection posture as the market regime filter identified a broad market downtrend. Accordingly, from November 3, 2022 through January 30, 2023, the Fund appropriately owned cash and T-Bills. On January 30, 2023, the strategy market regime filter identified a broad market uptrend and began owning 25 stocks according to its strategy parameters. Unfortunately, the mini-banking crisis in March temporarily derailed the broad market uptrend and negatively impacted the strategy, which is tilted towards the Financial Sector. In fact, the Financials Sector (using ticker XLF) had its largest 10-day decline in over a decade (2011 was the last time the Financial Sector recorded such a rapid discounting). Markets have fat tail return distributions. While unfortunate, it is a reality of markets. And it was a reality that ADPV was tilted towards the Financial sector at the beginning of March, which was the largest contributing factor to the Fund’s underperformance during the reporting period. The chart below (2nd page) provides a clear picture of what negatively impacted performance for the Fund in relation to its benchmark, the S&P 500 Total Return Index. The strategy of the fund indicates 25 stocks will be held (based on ranking methodology) while the 5-day moving average of the largest 500 equities in the US is above it’s 200-day moving average. if that requirement is not met, the strategy owns cash and T-Bills. There were two main factors impacting the spread:

•
From November 3, 2022 to January 27, 2023, the strategy was in cash and T-Bills while the S&P 500 moved higher. This strategy characteristic is normal as the strategy market regime filter does not pick exact tops and bottoms. Invariably, ADPV will be in cash and T-Bills at market bottoms, which are only known as market bottoms in hindsight.

•
From March 6, 2023 to March 17, 2023, the Financial Sector (using XLF) drops -14% the Regional Banking Industry (using KRE) drops -27% in 10 trading days, the most for either area in over a decade. While the Fund does not own the Regional Banks most affected during the crisis, such as Silicon Valley Bank or Signature Bank (as examples), its largest weighting was Financials, which experienced a once in a decade discounting event.

_______________________
1
XLF: The Financial Select Sector SPDR® Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Financial Select Sector Index (the “Index”)

2
KRE: The SPDR® S&P® Regional Banking ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Regional Banks Select Industry Index (the “Index”)

AdaptivTM Select ETF

For illustrative purposes only. Past performance is not indicative of future returns. You cannot invest directly in an index.

While we do not like the Fund launching near a market bottom (now known in hindsight), we do not get to pick the ETF launch date. And while we don’t like the Fund strategy being tilted towards Financials right before a once-in-decade discounting event, we accept markets have fat tails and the Fund strategy also has the ability to capture the right side of the return distribution curve using momentum in an attempt to capture (positive) fat tail returns. This is proven by the outperformance of ADPV during the most prominent uptrend of the reporting period, June-July 2023, when ADPV was up 11.86% while the S&P 500 was up 7.44%. Accordingly, we continue to stay disciplined to the Adaptiv Select strategy and look forward to any potential sustained market uptrend heading into 2024.

From the desk of,

David Zarling
Head of Investment Strategy & Research

The views in this report were those of the Author as of October 31, 2023 and may not reflect their views on the date that this report was first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

AdaptivTM Select ETF

This material must be preceded or accompanied by a prospectus.

For a complete list of holdings see the following report.

Investing involves risk, including possible loss of principal. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives. For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.

The Adviser relies heavily on a quantitative model developed by the Adviser, which is used to value and rank investments or potential investments, to provide risk management insights and to assist in reducing extending declines in the Fund’s net asset value. When models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon will expose the Fund to risks.

Distributed by: Quasar Distributors, LLC

AdaptivTM Select ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waviers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling 800-617-0004. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of October 31, 2023

Since Inception(1)
AdaptivTM Select ETF – NAV	-10.24%
AdaptivTM Select ETF – Market	-9.37%
S&P 500 Index(2)	14.63%

(1)	Commencement date of the Fund was November 3, 2022.
(2)	The S&P 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an index.

AdaptivTM Select ETF

Expense Example (Unaudited)
October 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commission on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 – October 31, 2023).

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Adaptiv Select™ ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid(1)
	5/1/2023	10/31/2023	(5/1/2023 to 10/31/23)
Actual(2)	$1,000.00	$ 987.30	$5.01
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.16	$5.09

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual NAV return for the six-month period ended October 31, 2023 of -1.27%.

AdaptivTM Select ETF

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2023

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

AdaptivTM Select ETF

Schedule of Investments
October 31, 2023

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 99.01%

U.S. Treasury Bills – 99.01%
Maturity Date: 11/21/2023, Yield to Maturity: 5.44% (a)	$15,333,000	$15,287,980
Maturity Date: 12/19/2023, Yield to Maturity: 5.47% (a)	15,333,000	15,224,545
Maturity Date: 01/25/2024, Yield to Maturity: 5.50% (a)	15,333,000	15,140,847
Total U.S. Treasury Bills
(Cost $45,652,976)		45,653,372
Total Short-Term Investments
(Cost $45,652,976) – 99.01%		45,653,372
Other Assets in Excess of Liabilities – 0.99%		456,169
Total Net Assets – 100.00%		$46,109,541

(a)	Zero coupon bond. Yield to maturity is listed.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Statement of Assets and Liabilities
October 31, 2023

ASSETS:
Investments, at value (Cost $45,652,976)	$45,653,372
Receivable for investments sold	45,892,575
Dividends and interest receivable	14,494
Cash	209,410
Other receivables	34,313
Total assets	91,804,164

LIABILITIES:
Payable for investments purchased	45,652,976
Payable to Adviser	41,647
Total liabilities	45,694,623

NET ASSETS	$46,109,541

NET ASSETS CONSIST OF:
Paid-in capital	$51,897,775
Total accumulated loss	(5,788,234)
Total net assets	$46,109,541

Net assets	$46,109,541
Shares issued and outstanding(1)	2,060,000
Net asset value	$22.38

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Statement of Operations
For the Period Ended October 31, 2023(1)

INVESTMENT INCOME:
Dividend income	$252,720
Interest income	203,065
Total investment income	455,785

EXPENSES:
Investment advisory fees (See Note 3)	394,534
Total expenses	394,534
NET INVESTMENT INCOME	61,251

REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(5,985,822)
Redemption in-kind transactions	575,751
Net realized gain (loss)	(5,410,071)
Net change in unrealized appreciation on:
Investments	396
Net change in unrealized appreciation	396
Net realized and change in unrealized gain (loss) on investments	(5,409,675)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,348,424)

(1)	Commencement date of the Fund was November 3, 2022.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Statement of Changes in Net Assets

For the Period
Inception through
October 31, 2023(1)
OPERATIONS:
Net investment income	$61,251
Net realized gain (loss):
Investments	(5,985,822)
Redemption in-kind transactions	575,751
Net change in net unrealized appreciation on investments	396
Net decrease in net assets resulting from operations	(5,348,424)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings (See Note 4)	(42,827)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	58,219,829
Payments for shares redeemed	(6,719,359)
Transaction fees (See Note 6)	322
Net increase in net assets resulting from capital share transactions(2)	51,500,792

TOTAL NET INCREASE IN NET ASSETS	46,109,541

NET ASSETS:
Beginning of period	—
End of period	$46,109,541

(1)	Commencement date of the Fund was November 3, 2022.
(2)	A summary of capital share transactions is as follows:

Shares
SHARE TRANSACTIONS:
Issued	2,340,000
Redeemed	(280,000)
Net increase in shares outstanding	2,060,000

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Financial Highlights

For a Fund share outstanding throughout the period.

For the Period
Inception through
October 31, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.04
Net realized and unrealized loss on investments	(2.60)
Total from investment operations	(2.56)

LESS DISTRIBUTIONS:
From net investment income	(0.06)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00 (3)
Net Asset Value, end of period	$22.38

Total return, at NAV(4)(6)	-10.24%
Total return, at Market(5)(6)	-9.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,110

Ratio of expenses to average net assets(7)	1.00%
Ratio of net investment income to average net assets(7)	0.16%
Portfolio turnover rate(6)(8)(9)	499%

(1)	Commencement date of the Fund was November 3, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005 per share.
(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(5)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	Excludes impact of in-kind transactions.
(9)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions held throughout the period.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Notes to the Financial Statements
October 31, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Adaptiv™ Select ETF (the “Fund”) is an actively-managed, exchange-traded fund (“ETF”) that pursues its investment objective of long-term capital appreciation by investing primarily in the equity securities of U.S. listed companies. The Fund will also invest in the securities of other investment companies, including other ETFs and mutual funds, that invest in equity securities.

The Fund commenced operations on November 3, 2022. The Fund’s investment adviser, Client First Investment Management LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. Organizational and offering costs that were incurred to establish the Fund to enable them to legally do business were paid for by the Adviser and not subject to repayment.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stock, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, Nasdaq Capital Market®, exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has

AdaptivTM Select ETF

Notes to the Financial Statements – Continued
October 31, 2023

designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of October 31, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Bills	$—	$45,653,372	$—	$45,653,372
Total	$—	$45,653,372	$—	$45,653,372

As of the period ended October 31, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

C.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

AdaptivTM Select ETF

Notes to the Financial Statements – Continued
October 31, 2023

D.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

F.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G.  Statement of Cash flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption form the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of a Fund at the annual rate of 1.00%.

The Adviser has retained Exchange Traded Concepts, LLC (“sub-adviser”) to serve as sub-adviser to the Fund. The subadviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the management fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest and expense charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, interest, governmental fees, and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes), any fees and expenses related to the provision of securities lending services, acquired fund fees and expenses, accrued deferred tax liability, non-recurring or extraordinary expenses of the Fund and/or the Independent Trustees, legal or other expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory

AdaptivTM Select ETF

Notes to the Financial Statements – Continued
October 31, 2023

Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Advisor has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended October 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At October 31, 2023, the components of distributable earnings (accumulated loss) and cost of investments on a tax basis were as follows:

Tax cost of investments*	$48,018,530
Gross unrealized appreciation	$396
Gross unrealized depreciation	(2,365,554)
Net unrealized depreciation	(2,365,158)
Undistributed ordinary income	18,424
Undistributed long-term capital gains	—
Other accumulated losses	(3,441,500)
Total accumulated loss	$(5,788,234)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

AdaptivTM Select ETF

Notes to the Financial Statements – Continued
October 31, 2023

As of October 31, 2023, the Fund had $3,441,500 in short-term capital loss carryovers which will be permitted to carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable period ended October 31, 2023, the Fund had no deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable year subsequent to December 31.

Distributions to Shareholders – The Fund intends to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended October 31, 2023, the following table shows the reclassifications made:

Total Accumulated Loss	Paid-in Capital
$(396,983)	$396,983

The reclassifications shown in the table were due to redemptions in-kind.

The tax character of distributions paid for the period ended October 31, 2023, were as follows:

Ordinary Income	Total Distributions Paid
$42,827	$42,827

5.  DISTRIBUTION FEES

The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

6.  CAPITAL SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

AdaptivTM Select ETF

Notes to the Financial Statements – Continued
October 31, 2023

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

All shares of the Fund have equal rights and privileges.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Fund for the period ended October 31, 2023, were as follows:

	Purchases	Sales	Creation In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	$175,514,402	$192,487,647	$29,083,440	$6,635,948

8.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.  SUBSEQUENT EVENTS

As of November 20, 2023, Cullen Small no longer serves as Vice President, Treasurer, and Principal Financial Officer of the Trust. As of November 20, 2023, Doug Schafer has replaced Mr. Small as Vice President, Treasurer, and Principal Financial Officer of the Trust. These changes were approved by the Board on October 26, 2023.

On December 18, 2023, the Fund declared an income distribution of $0.05585456 per share, payable on December 21, 2023 to shareholders of record on December 20, 2023.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined no additional items require recognition or disclosure, other than noted below.

AdaptivTM Select ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Adaptiv™ Select ETF and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Adaptiv™ Select ETF (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from November 3, 2022 (commencement of operations) through October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period from November 3, 2022 (commencement of operations) through October 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 29, 2023

AdaptivTM Select ETF

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)
October 31, 2023

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Client First Investment Management LLC (the “Adviser”), the investment adviser to the AdaptivTM Select ETF (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to the Adviser’s Pricing Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 25-26, 2023, the Board reviewed the Program Administrator’s written annual report for the period November 3, 2022, through May 31, 2023 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

AdaptivTM Select ETF

Additional Information (Unaudited)
October 31, 2023

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite Term;	Retired.	2	Independent
(born 1961)		Since			Trustee, Listed
		September			Funds Trust
		2015.			(15 portfolios)
(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite Term;	Retired.	2	Independent
(born 1956)		Since			Trustee, F/m
		September			Funds Trust
		2015.			(3 portfolios)
(Since May
2015).

Daniel B. Willey	Trustee	Indefinite Term;	Retired. Chief Compliance	2	None
(born 1955)		Since	Officer, United Nations
		September	Joint Staff Pension Fund
		2015.	(2009 – 2017).

Interested Trustee

Elaine E. Richards(3)	Chair,	Indefinite Term;	Senior Vice President,	2	None
(born 1968)	Trustee	Since	U.S. Bancorp Fund Services,
		July	LLC (since 2007).
2021

Officers of the Trust

Ryan L. Roell	President and	Indefinite Term;	Vice President,	Not	Not
(born 1973)	Principal	Since	U.S. Bancorp Fund	Applicable	Applicable
	Executive	July	Services, LLC (since 2005).
	Officer	2019.

Cullen O. Small(4)	Vice	Indefinite Term;	Vice President,	Not	Not
(born 1987)	President,	Since	U.S. Bancorp Fund	Applicable	Applicable
	Treasurer and	January	Services, LLC (since 2010).
	Principal	2019.
Financial
Officer

AdaptivTM Select ETF

Additional Information (Unaudited) – Continued
October 31, 2023

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Douglas Schafer(4)	Vice	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1970)	President,	Since	U.S. Bancorp Fund	Applicable	Applicable
	Treasurer and	November	Services, LLC (since 2002).
	Principal	2023.
Financial
Officer

Donna Barrette	Vice	Indefinite Term;	Senior Vice President	Not	Not
(born 1966)	President,	Since	and Compliance Officer,	Applicable	Applicable
	Chief	November	U.S. Bancorp Fund
	Compliance	2019.	Services,LLC (since 2004).
Officer and
Anti-Money
Laundering
Officer

Adam W. Smith	Secretary	Indefinite Term;	Vice President,	Not	Not
(born 1981)		Since	U.S. Bancorp Fund	Applicable	Applicable
		June	Services, LLC (since 2012).
2019.

Richard E. Grange	Assistant	Indefinite Term;	Officer, U.S. Bank	Not	Not
(born 1982)	Treasurer	Since	U.S. Bancorp Fund	Applicable	Applicable
		October	Services, LLC (since 2017).
2022.

Leone Logan(4)	Assistant	Indefinite Term;	Officer, U.S. Bank	Not	Not
(born 1986)	Treasurer	Since	U.S. Bancorp Fund	Applicable	Applicable
		November	Services, LLC (since 2022):
		2023.	Senior Financial Reporting
Analyst, BNY Mellon
(2014-2022)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of the date October 31, 2023, the Trust was comprised of 19 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Richards, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

(4)	Refer to Note 9 in Notes to the Financial Statements.

AdaptivTM Select ETF

Additional Information (Unaudited) – Continued
October 31, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-833-753-3825.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-833-753-3825. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended April 30, is available (1) without charge, upon request, by calling 1-833-753-3825, or on the SEC’s website at https://www.sec.gov/.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at (www.clientfirsttaxandwealth.com).

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended October 31, 2023, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2023 was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00% for the Fund.

AdaptivTM Select ETF

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. The Fund may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Fund maintains physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

With respect to the Fund, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 10,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Fund’s distributor, and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Fund does not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Fund’s privacy policy to any ETF shareholders.

 (This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Client First Investment Management LLC
215 North Main Street, Suite 1040
West Bend, WI 53095

SUB-ADVISER:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-833-753-3825.

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal period ended October 31, 2023, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed, audit-related fees, tax fees and other fees by the principal accountant.

FYE 10/31/2023
(a) Audit Fees	$14,000
(b) Audit-Related Fees	$0
(c) Tax Fees	$3,500
(d) All Other Fees	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 10/31/2023
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser).

Non-Audit Related Fees	FYE 10/31/2023
Registrant	$0
Registrant’s Investment Adviser	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Koji Felton, Debra McGinty-Poteet and Daniel B. Willey.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    1/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    1/4/2024

By (Signature and Title)      /s/Douglas Schafer
Douglas Schafer, Treasurer

Date    1/4/2024